Stock Incentive Plan and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of option granted to employees

	2012	2011	2010
Weighted average fair value per options granted	$0.73	$0.78	$0.88
Significant assumptions (weighted average) risk-free interest rate at grant date	0.25%	0.25%	0.25%
Expected stock price volatility	83% – 87%	87% – 91%	91% – 94%
Expected option life (years)	10	10	10

Summary of options granted, exercised, outstanding and exercisable

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding at January 1, 2010	8,623,843	$0.32 –1.50	$0.95
Granted	4,250,000	$1.00 –1.16	$1.01
Exercised	(966,221)	$0.62 –1.10	$0.92
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2010	11,907,622	$0.32 –1.50	$0.98

Outstanding at January 1, 2011	11,907,622	$0.32 –1.50	$0.98
Granted	4,300,000	$0.93 –1.04	$0.94
Exercised	(1,316,666)	$0.32 –1.00	$0.86
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2011	14,890,956	$0.32 –1.50	$0.98

Outstanding at January 1, 2012	14,890,956	$0.32 –1.50	$0.98
Granted	250,000	$0.84 –0.93	$0.86
Exercised	—	—	—
Forfeited	—	—	—

Outstanding and exercisable at December 31, 2012	15,140,956	$0.32 –1.50	$0.97

Summary of stock options outstanding

Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining contractual Life	Outstanding Weighted Average Exercise price	Number Exercisable at December 31, 2012	Exercisable Weighted Average Exercise Price
$0.32	18,750	0.58 years	$0.32	18,750	$0.32
$0.60	50,000	0.58 years	$0.60	50,000	$0.60
$1.10	789,624	1.17 years	$1.10	789,624	$1.10
$0.95	100,000	1.42 years	$0.95	100,000	$0.95
$1.25	100,000	1.50 years	$1.25	100,000	$1.25
$0.64	600,000	2.00 years	$0.64	600,000	$0.64
$0.75	722,582	2.42 years	$0.75	722,582	$0.75
$0.94	575,000	2.92 years	$0.94	575,000	$0.94
$1.02	4,135,000	3.50 years	$1.02	4,135,000	$1.02
$1.50	200,000	4.50 years	$1.50	200,000	$1.50
$1.16	50,000	5.42 years	$1.16	50,000	$1.16
$1.00	150,000	5.50 years	$1.00	150,000	$1.00
$1.04	250,000	6.50 years	$1.04	250,000	$1.04
$1.16	250,000	7.50 years	$1.16	250,000	$1.16
$1.00	3,000,000	7.50 years	$1.00	3,000,000	$1.00
$1.04	250,000	8.50 years	$1.04	250,000	$1.04
$0.99	50,000	8.50 years	$0.99	50,000	$0.99
$0.93	3,600,000	8.67 years	$0.93	3,600,000	$0.93
$0.93	50,000	9.38 years	$0.93	50,000	$0.93
$0.84	250,000	9.50 years	$0.84	250,000	$0.84

	15,140,956	5.58 years	$0.97	15,140,956	$0.97

Summary of nonvested stock option activity

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2011	—	$—
Granted	250,000	$0.73
Vested	(250,000)	$0.73
Canceled	—	—

Nonvested at December 31, 2012	—	$—

Summary of the aggregate intrinsic value of shares outstanding and exercisable

	Number of Shares	Aggregate Intrinsic Value
Outstanding and Exercisable at December 31, 2012	15,140,956	$4,500

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock options outstanding

Exercise Price	Number Outstanding and Exercisable at December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price
$0.68	3,709,094	3.00	$0.68
$0.95	982,401	1.87	$0.95
$1.00	14,391,256	2.81	$1.00
$1.12	3,296,536	2.87	$1.12
$1.15	160,000	2.50	$1.15
$1.25	5,848,729	2.76	$1.25
$1.45	80,000	2.50	$1.45
$1.50	1,170,001	3.17	$1.50
$1.75	200,000	3.00	$1.75
$2.00	200,000	3.25	$2.00

	30,038,017	2.81	$1.05

Summary of nonvested stock option activity

	Warrants	Exercise Price Per Warrant	Weighted Average Exercise Price
Outstanding at January 1, 2010	22,147,554	$0.75 – 2.00	$1.02
Granted	9,781,037	$0.95 – 1.50	$1.02
Exercised	(6,191,473)	$0.94 – 1.25	$0.98
Forfeited	(10,314,399)	$0.94 – 1.75	$0.95

Outstanding and exercisable at December 31, 2010	15,422,719	$0.75 – 2.00	$1.09

Outstanding at January 1, 2011	15,422,719	$0.75 – 2.00	$1.09
Granted	14,484,601	$0.94 – 2.00	$1.15
Exercised	(3,820,185)	$0.90 – 0.94	$0.93
Forfeited	(967,888)	$0.75 – 2.00	$1.06

Outstanding and exercisable at December 31, 2011	25,119,247	$0.91 – 2.00	$1.15

Outstanding at January 1, 2012	25,119,247	$0.91 – 2.00	$1.15
Granted	10,399,414	$0.68 – 1.50	$1.00
Exercised	—	—	—
Forfeited	(5,480,644)	$0.91 – 1.50	$1.29

Outstanding and exercisable at December 31, 2012	30,038,017	$0.68 – 2.00	$1.05